UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  3333 Richmond Road
		  Suite 180
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		October 7, 2011
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total:	$294,000 	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole
AMERICAN CAMPUS CMNTYS
COM
024835100
$6,216.56
167,067
Sole
None
167,067
AMERICAN EXPRESS CO COM
025816109
$6,605.10
147,107
Sole
None
147,107
APPLE COMPUTER
037833100
$419.45
1,100
Sole
None
1,100
BAKER HUGHES INC COM
057224107
$858.39
18,600
Sole
None
18,600
BIG LOTS INC COM
089302103
$5,654.72
162,352
Sole
None
162,352
BIOELECTRONICS CORP COM
09062H108
$0.39
60,000
Sole
None
60,000
BP PLC SPONSORED ADR
055622104
$344.18
9,542
Sole
None
9,542
BRISTOL-MYERS SQUIBB CO COM
110122108
$366.39
11,676
Sole
None
11,676
CATERPILLAR INC DEL COM
149123101
$269.52
3,650
Sole
None
3,650
CEL-SCI CORP COM NEW
150837409
$3.65
10,000
Sole
None
10,000
CHEVRON CORP NEW COM
166764100
$2,905.01
31,375
Sole
None
31,375
CISCO SYS INC COM
17275R102
$3,397.62
219,201
Sole
None
219,201
COHEN & STEERS INC COM
19247A100
$10,871.18
378,128
Sole
None
378,128
COLGATE PALMOLIVE CO COM
194162103
$212.83
2,400
Sole
None
2,400
COMCAST CORP COM CL A
20030N101
$7,543.19
360,573
Sole
None
360,573
DATATRAK INTL INC COM
238134100
$4.20
10,000
Sole
None
10,000
DG FASTCHANNEL INC COM
23326R109
$3,686.01
217,464
Sole
None
217,464
E MED FUTURE INC COM
26875d108
$0.53
133,000
Sole
None
133,000
EOG RES INC COM
26875P101
$4,518.01
63,625
Sole
None
63,625
ESTEE LAUDER COS INC COM
518439104
$5,506.87
62,692
Sole
None
62,692
EXXON CORP COM
30231G102
$836.04
11,511
Sole
None
11,511
FEC RESOURCES INC COM
30246x108
$2.56
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$378.20
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$1,163.59
102,429
Sole
None
102,429
FOREST CITY ENTERPRISES INC
COM CL A
345550107
$6,771.18
635,195
Sole
None
635,195
FRANKLIN RES INC COM
354613101
$5,151.55
53,864
Sole
None
53,864
GATX CORP COM
361448103
$5,614.61
181,175
Sole
None
181,175
GENCORP INC COM
368682100
$4,700.88
1,046,966
Sole
None
1,046,966
GENERAL ELEC CO COM
369604103
$4,624.96
303,874
Sole
None
303,874
HEWLETT PACKARD CO COM
428236103
$3,261.13
145,262
Sole
None
145,262
HWI GLOBAL INC COM
40441e102
$0.87
32,165
Sole
None
32,165
INSPERITY INC
45778Q107
$5,140.68
231,042
Sole
None
231,042
INTEL CORP COM
458140100
$6,393.82
299,687
Sole
None
299,687
INTERNATIONAL BUS MACH
COM
459200101
$625.34
3,576
Sole
None
3,576
J P MORGAN CHASE & CO COM
46625H100
$3,943.79
130,936
Sole
None
130,936
JOHNSON & JOHNSON COM
478160104
$5,114.84
80,308
Sole
None
80,308
KAISER ALUMINUM CORP COM
PAR $0.01
483007704
$5,989.14
135,256
Sole
None
135,256
KENNAMETAL INC COM
489170100
$5,275.56
161,135
Sole
None
161,135
KIMBERLY CLARK CORP COM
494368103
$252.51
3,556
Sole
None
3,556
LAZARD FDS INC EMERG MKT
RETL
52106n764
$3,648.09
208,343
Sole
None
208,343
LAZARD FDS INC EMKTS EQBL
OPN
52106N418
$105.73
11,236
Sole
None
11,236
LIFE TIME FITNESS INC COM
53217R207
$5,484.20
148,825
Sole
None
148,825
LIQUIDITY SERVICES INC COM
53635B107
$13,519.56
421,564
Sole
None
421,564
LKQ CORP COM
501889208
$5,391.67
223,165
Sole
None
223,165
LOEWS CORP COM
540424108
$2,253.77
65,232
Sole
None
65,232
MAGELLAN MIDSTREAM PRT
COM UNIT RP LP
559080106
$295.96
4,900
Sole
None
4,900
MARCHEX INC CL B
56624r108
$4,362.66
513,254
Sole
None
513,254
MERCK & CO INC NEW COM
58933Y105
$5,154.50
157,630
Sole
None
157,630
MODINE MANUFACTURING
607828100
$4,217.95
465,557
Sole
None
465,557
MOTOROLA MOBILITY HLDG
COM
620097105
$465.15
12,312
Sole
None
12,312
MOTOROLA SOLUTIONS INC COM
NEW
620076307
$581.78
13,885
Sole
None
13,885
NEWFIELD EXPL CO COM
651290108
$5,412.53
136,370
Sole
None
136,370
NORDSON CORP COM
655663102
$9,394.66
236,403
Sole
None
236,403
NORDSTROM INC COM
655664100
$6,114.95
133,865
Sole
None
133,865
NORTHROP GRUMMAN CORP
COM
666807102
$4,389.27
84,134
Sole
None
84,134
NOVAPET PRODUCTS INC COM
669875106
$0.00
12,000
Sole
None
12,000
OMNOVA SOLUTIONS INC COM
682129101
$3,112.33
869,365
Sole
None
869,365
ORACLE CORP COM
68389X105
$7,812.77
271,843
Sole
None
271,843
PFIZER INC COM
717081103
$420.15
23,764
Sole
None
23,764
PHILIP MORRIS INTL INC COM
718172109
$749.99
12,023
Sole
None
12,023
PROCTER & GAMBLE CO COM
742718109
$394.69
6,247
Sole
None
6,247
PROGRESSIVE CORP OHIO COM
743315103
$2,513.22
141,510
Sole
None
141,510
PULTE GROUP INC COM
745867101
$2,684.56
679,636
Sole
None
679,636
SCHLUMBERGER LTD COM
806857108
$7,577.65
126,865
Sole
None
126,865
SCHWAB CHARLES CORP NEW
COM
808513105
$6,653.95
590,413
Sole
None
590,413
SIMON PPTY GROUP NEW COM
828806109
$8,171.40
74,299
Sole
None
74,299
SKYWORKS SOLUTIONS INC COM
83088m102
$4,896.56
272,637
Sole
None
272,637
STARBUCKS CORP COM
855244109
$1,310.56
35,145
Sole
None
35,145
SVB FINL GROUP COM
78486q101
$218.30
5,900
Sole
None
5,900
TENET HEALTHCARE CORP COM
88033G100
$4,998.77
1,216,245
Sole
None
1,216,245
TERADYNE INC COM
880770102
$6,759.59
613,950
Sole
None
613,950
TETRA TECH INC NEW COM
88162G103
$6,633.15
353,957
Sole
None
353,957
TIME WARNER INC COM
887317303
$3,824.98
127,627
Sole
None
127,627
TRANSOCEAN INC COM
H8817H100
$3,351.25
70,198
Sole
None
70,198
WALT DISNEY CO COM
254687106
$5,219.72
173,068
Sole
None
173,068
WELLS FARGO & CO NEW COM
949746101
$4,434.27
183,842
Sole
None
183,842
WEYERHAEUSER CO COM
962166104
$5,391.39
346,713
Sole
None
346,713
WYNDHAM WORLDWIDE CORP
COM
98310W108
$7,645.67
268,175
Sole
None
268,175
XEROX CORP COM
984121103
$3,807.87
546,323
Sole
None
546,323









$294,000.27
79